Fair Value Of Financial Instruments (Schedule Of Fair Value Assets Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	$ 1,069,967		$ 1,406,844
Proceeds from principal repayments	717,545		761,535		351,636
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	1,067,544		1,404,546
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,423		2,298
Proceeds from principal repayments	424		996
Reductions in net unrealized losses included in OCI	276		78
GSE Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	702,228		861,724
GSE Debentures [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	702,228		861,724
MBS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	363,964		540,306
MBS [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	363,964		540,306
Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	1,352		2,516
Municipal Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	1,352		2,516
Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,423	[1]	2,298	[2]
Trust Preferred Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	$ 2,423	[1]	$ 2,298	[2]

[1]	The Company’s Level 3 AFS securities had no activity from September 30, 2012 to September 30, 2013, except for principal repayments of $424 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions in net unrealized losses included in other comprehensive income for the year ended September 30, 2013 were $276 thousand.
[2]	The Company’s Level 3 AFS securities had no activity from September 30, 2011 to September 30, 2012, except for principal repayments of $996 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions in net unrealized losses included in other comprehensive income for the year ended September 30, 2012 were $78 thousand.